Share based payments (Tables)	12 Months Ended
Dec. 31, 2018
Share based payments
Schedule of number of share options and weighted average exercise price

		Weighted average
	Number of	exercise price
	share options	US $

Outstanding at January 1, 2017	15,563,182	0.37
Granted during the year	5,800,000	0.33
Forfeited during the year	(4,153,948)	0.53
Exercised during the year	(143,700)	0.14
Expired during the year	—	—
Outstanding at December 31, 2017	17,065,534	0.32
Granted during the year	5,050,000	0.49
Forfeited during the year	(2,656,116)	0.34
Cancelled during the year	(946,644)	0.56
Exercised during the year	(125,736)	0.14
Outstanding at December 31, 2018	18,387,038	0.34
Exercisable at December 31, 2018	12,360,958	0.30

Schedule of weighted-average assumptions for option grants

Year ended Dec
31, 2018

Share price (US $)	0.49
Exercise price (US $)	0.49
Expected volatility	77.34%
Term	10 years
Risk free rate	2.87%
Expected dividends	—

Schedule of expense recognized from stock-based payments

	Year ended Dec	Year ended Dec	Year ended Dec
	31, 2018	31, 2017	31, 2016
(in thousands)	US $	US $	US $
General and administrative expense	750	1,143	513
Research and development expense	191	565	—
Total share-based payment expense	941	1,708	513